    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 1, 2008

                                                             FILE NO. 333-148814

                                                                       811-07271

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                       SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D. C. 20549

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                                    FORM N-6

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 2                                              /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 43                                                            /X/

                        HARTFORD LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VL II

                           (Exact Name of Registrant)

                        HARTFORD LIFE INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-3585

              (Depositor's Telephone Number, Including Area Code)

                              JERRY K. SCHEINFELDT
                        HARTFORD LIFE INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

            INDIVIDUAL VARIABLE LIFE CONTRACTS -- THE REGISTRANT HAS
             REGISTERED AN INDEFINITE AMOUNT OF SECURITIES PURSUANT
        TO RULE 24F-2 OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on October 20, 2008 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              , 2008 pursuant to paragraph (a)(1) of Rule 485
/X/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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                                EXPLANATORY NOTE

This Post-Effective Amendment No. 2 to the Form N-6 Registration Statement is being filed for the purpose of extending the effective date of Post-Effective Amendment No. 1 to October 20, 2008. This Amendment incorporates by reference the Prospectus and Statement of Additional Information contained in Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6 (File No. 333-148814), as filed on April 9, 2008 and effective on May 1, 2008. Also, this Amendment incorporates by reference Part C contained in Post-Effective Amendment No. 1 to the Registration Statement on Form N-6 (File No. 333-148814), as filed on August 4, 2008.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 1st day of October, 2008.

HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL II
(Registrant)

By:    John C. Walters*                     *By:   /s/ Jerry K. Scheinfeldt
       -----------------------------------         -----------------------------------
       John C. Walters,                            Jerry K. Scheinfeldt
       President, Chief Executive Officer,         Attorney-In-Fact
       Chairman of the Board, Director*

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By:    John C. Walters*
       -----------------------------------
       John C. Walters,
       President, Chief Executive Officer,
       Chairman of the Board, Director*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated. Those signatures with an asterisk indicate that the signature was supplied by a duly appointed attorney-in-fact under a valid Power of Attorney which is incorporated by reference to Post-Effective Amendment No. 1 to Form N-6 Registration Statement as filed on August 4, 2008 (File No. 333-148814).

Glenn D. Lammey, Executive Vice President and
Chief Financial Officer, Director*
Ernest M. McNeil Jr., Senior Vice President & Chief
  Accounting Officer*                                              *By:   /s/ Jerry K. Scheinfeldt
                                                                          -----------------------------------
John C. Walters, Chief Executive Officer,                                 Jerry K. Scheinfeldt
 Chairman of the Board, President, Director*                              Attorney-in-Fact
David M. Znamierowski, Executive Vice President, Chief Investment  Date:  October 1, 2008
 Officer, Director*

333-148814